Warrants	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Warrants [Abstract]
Warrants
(15)	Warrants
Series B Warrants (Converted to Common Stock Warrants)
In February 2016, the Company issued a warrant to purchase 5,054 shares of Series B preferred stock (the “Series B warrant”) in connection with a 2016 credit facility. The Series B warrant is immediately exercisable at an exercise price of $4.30 per share and has an expiration date of February 2026. The fair value of the Series B warrant was less than $0.1 million as of December 31, 2022 and as of July 18, 2023, when the Series B warrant was reclassified from warrant liability to additional paid-in
capital, as the warrant is exercisable into shares of Complete Solaria Common Stock upon the close of the Mergers. The relative fair value of the Series B warrant at issuance was recorded as a debt issuance cost within other non-current
liabilities on the accompanying unaudited condensed consolidated balance sheets, and changes in fair value have been recorded in other income (expense), net on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) for the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022.
Series C Warrants (Converted to Common Stock Warrants)
In July 2016, the Company issued a warrant to purchase 148,477 shares of Series C preferred stock (the “Series C warrant”) in connection with the Series C financing. The Series C warrant agreement also provided for an additional number of Series C shares calculated on a monthly basis commencing on June 2016 based on the principal balance outstanding of the notes payable outstanding. The maximum number of shares exercisable under the Series C warrant agreement is 482,969 shares of Series C preferred stock. The Series C warrant was immediately exercisable at an exercise price of $1.00 per share and has an expiration date of July 2026. The fair value of the Series C warrant was $6.3 million as of December 31, 2022. The fair value of the Series C warrant was $2.3 million as of July 18, 2023, when the Series B warrant was reclassified from redeemable convertible preferred stock warrant liability to additional paid-in
capital, as the warrant is exercisable into shares of Complete Solaria Common Stock upon the close of the Mergers. The relative fair value of the Series C warrant at issuance was recorded as Series C preferred stock issuance costs and redeemable convertible preferred stock warrant liability on the accompanying unaudited condensed consolidated balance sheets, and changes in fair value have been recorded in other income (expense), net on the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss) for the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022.
Series
C-1
Warrants (Converted to Common Stock Warrants)
In January 2020, the Company issued a warrant to purchase 173,067 shares of common stock in conjunction with the Series
C-1
preferred stock financing. The warrant is immediately exercisable at an exercise price of $0.01 per share and has an expiration date of January 2030. The warrant remains outstanding as of October 1, 2023. At issuance, the relative fair value of the warrant was determined to be $0.1 million using the Black-Scholes model with the following weighted average assumptions: expected term of 10 years; expected volatility of 62.5%; risk-free interest rate of 1.5%; and no dividend yield. The fair value of the warrant was recorded within additional paid-in
capital on the unaudited condensed consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
SVB Common Stock Warrants
In May and August 2021, the Company issued warrants to purchase 2,473 and 2,525 shares of common stock, respectively, in conjunction with the Fifth and Sixth Amendments to the Loan and Security Agreement (“Loan Agreement”) with Silicon Valley Bank (“SVB”). The warrants are immediately exercisable at exercise prices of $0.38 and $0.62 per share, respectively, and have expiration dates in 2033. The warrants remain outstanding as of October 1, 2023. At issuance, the relative fair value of the warrants were determined to be less than $0.1 million in aggregate using the Black-Scholes model with the following weighted average assumptions: expected term of 12 years; expected volatility of 73.0%; risk-free interest rate of 1.7% and 1.3% for the May and August 2021 warrants, respectively; and no dividend yield. The fair value of the warrant was recorded within additional paid-in-capital
on the accompanying unaudited condensed consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification.
Promissory Note Common Stock Warrants
In October 2021, the Company issued a warrant to purchase 24,148 shares of common stock in conjunction with the issuance of a short-term promissory note. The warrant is immediately exercisable at an exercise price of $0.01 per share and has an expiration date of October 2031. The warrant remains outstanding as of October 1, 2023. At issuance, the relative fair value of the warrant was determined to be less than $0.1 million using the Black-Scholes model with the following weighted average assumptions: expected term of 10 years; expected volatility of 73.0%; risk-free interest rate of 1.5%; and no dividend yield. The fair value of the warrant was recorded within additional paid-in
capital on the unaudited condensed consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
Carlyle Warrants
In February 2022, as part of a debt financing from Carlyle (refer to Note 16 – Borrowing Arrangements), the Company issued a warrant to purchase 2,886,952 shares of common stock in conjunction with the redeemable investment in CS Solis. The warrant contained two tranches, the first of which is immediately exercisable for 1,995,879 shares. The second tranche, which was determined to be a separate unit of account, was exercisable upon a subsequent investment from Carlyle in CS Solis. No subsequent investment was made and the investment period expired on December 31, 2022 and the second tranche of warrants expired prior to becoming exercisable. The vested warrant had an exercise price of $0.01 per share and had an expiration date of February 2029.
At issuance, the relative fair value of the warrant was determined to be $3.4 million using the Black-Scholes model with the following weighted average assumptions: expected term of 7 years; expected volatility of 73.0%; risk-free interest rate of 1.9%; and no dividend yield. The fair value of the warrant was recorded within additional paid-in
capital and as a discount on the long-term debt in CS Solis on the unaudited condensed consolidated balance sheets as of December 31, 2022.
In July 2023, and in connection with the closing of the Mergers, the Carlyle debt and warrants were modified. Based on the exchange ratio included in the Mergers, the 1,995,879 outstanding warrants to purchase Legacy Complete Solaria Common Stock prior to modification were exchanged into warrants to purchase 1,995,879 shares of Complete Solaria Common Stock. As part of the modification, the warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. Of the additional warrants that become exercisable after the modification, the tranches of 350,000 warrants vesting ten days after the date of the agreement and 150,000 warrants vesting thirty days after the date of the agreement are exercisable as of October 1, 2023.
The modification of the warrant resulted in the reclassification of previously equity classified warrants to liability classification, which was accounted for in accordance with ASC 815 and ASC 718. The Company recorded the fair value of the modified warrants as a warrant liability of $20.4 million, the pre-modification
fair value of the warrants as a reduction to additional
paid-in
capital of $10.9 million and $9.5 million to other income (expense), net equal to the incremental value of the warrants upon the modification. The fair value of the warrant was determined based on its intrinsic value, given a nominal exercise price. At issuance, the relative fair value of the warrant was determined to be less than $20.4 million using the
Black-Scholes
model with the following weighted average assumptions: expected term of 7 years; expected volatility of 77.0%; risk-free interest rate of 3.9%; and no dividend yield. As of October 1, 2023, the fair value of the warrant was $7.7 million, and the Company recorded the adjustment of $12.7 million as other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss).
Series
D-7
Warrants (Converted to Common Stock Warrants)
In November 2022, the Company issued warrants to purchase 656,630 shares of Series
D-7
preferred stock (the “Series
D-7
warrants”) in conjunction with the Business Combination. The warrant contains two tranches. The first tranche of 518,752 shares of Series
D-7
preferred stock is exercisable at an exercise price of $2.50 per share upon consummation of a merger transaction, or at an exercise price of $2.04 per share upon remaining private and has an expiration date of April 2024. The second tranche of 137,878 shares of Series
D-7
preferred stock is exercisable at an exercise price of $5.00 per share upon consummation of a merger transaction, or at an exercise price of $4.09 per share upon remaining private and has an expiration date of April 2024. The fair value of the Series
D-7
warrants was $7.8 million as of December 31, 2022 and $2.4 million as of July 18, 2023 when the warrants were reclassified from redeemable convertible preferred stock warrant liability to additional paid-in
capital, as the exercise price of the warrants is fixed at $2.50 per share of Complete Solaria Common Stock for the first tranche and $5.00 per share of Complete Solaria Common Stock for the second tranche upon the closing of the Mergers. The Series
D-7
Warrants remain outstanding as of October 1, 2023.
November 2022 Common Stock Warrants
In November 2022, the Company issued a warrant to a third-party service provider to purchase 78,962 shares of common stock in conjunction with the Business Combination. The warrant was immediately exercisable at an exercise price of $8.00 per share and had an expiration date of April 2024. In May 2023, the Company amended the warrant, modifying the shares of common stock to be purchased to 31,680, the exercise price to $0.01, and the expiration date to the earlier of October 2026 or the closing of an IPO. The impact of the modification was not material to the unaudited condensed consolidated financial statements. At issuance and upon the modification, the relative fair value of the warrant was determined to be $0.1 million using the Black-Scholes model with the following weighted average assumptions: expected term of 1.5 years; expected volatility of 78.5%; risk-free interest rate of 4.7%; and no dividend yield. The fair value of the warrant was recorded within additional paid-in
capital on the unaudited condensed consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification. Upon the Closing of the Mergers, the warrant was net exercised into 31,680 shares of Complete Solaria Common Stock.
July 2023 Common Stock Warrants
In July 2023, the Company issued a warrant to a third-party service provider to purchase 38,981 shares of common stock in exchange for services provided in obtaining financing at the Closing of the Mergers. The warrant is immediately exercisable at a price of $0.01 per share and has an expiration date of July 2028. At issuance, the fair value of the warrant was determined to be $0.2 million, based on the intrinsic value of the warrant and the $0.01 per share exercise price. As the warrant is accounted for as an equity issuance cost, the warrant is recorded only within additional paid-in
capital on the unaudited condensed consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
Warrant Consideration
In July 2023, in connection with the Mergers, the Company issued 6,266,572 warrants to purchase Complete Solaria Common Stock to holders of Legacy Complete Solaria Redeemable Convertible Preferred Stock, Legacy Complete Solaria Common Stock. The exercise price of the common stock warrants is $11.50 per share and the warrants expire 10 years from the date of the Mergers. The warrant consideration was issued as part of the close of the Mergers and was recorded within additional paid-in
capital, net of the issuance costs of the Mergers. As of October 1, 2023, all warrants issued as warrant consideration remain outstanding.
Public, Private Placement, and Working Capital Warrants
In conjunction with the Mergers, Complete Solaria, as accounting acquirer, was deemed to assume 6,266,667 warrants to purchase FACT Class A Ordinary Shares that were held by the sponsor at an exercise price of $11.50 (“Private Placement Warrants”) and 8,625,000 warrants to purchase FACT’s shareholders FACT Class A Ordinary Shares at an exercise price of $11.50 (“Public Warrants”). Subsequent to the Mergers, the Private Placement Warrants and Public Warrants are exercisable for shares of Complete Solaria Common Stock and meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. In addition, Private Placement Warrants are potentially subject to a different settlement amount as a result of being held by the Sponsor which precludes the Private Placement Warrants from being considered indexed to the entity’s own stock. Therefore, these warrants are classified as liabilities on the unaudited condensed consolidated balance sheets.
The Company determined the Public and Private warrants to be classified as a liability and fair valued the warrants on the issuance date using the publicly available price for the warrants of $6.4 million. The fair value of these warrants was $2.4 million as of October 1, 2023, and the Company recorded the change in fair value of $4.0 million in other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive income (loss) for the thirteen and thirty-nine weeks ended October 1, 2023.
Additionally, at the closing of the Mergers, the Company issued 716,668 Working Capital warrants, which have identical terms as the Private Placement Warrants to the sponsor in satisfaction of certain liabilities of FACT. The warrants were fair valued at $0.3 million upon the closing of the Mergers, which was recorded in warrant liability on the unaudited condensed consolidated balance sheets. As of October 1, 2023, the Working Capital warrants had a fair value of $0.1 million, and the Company recorded the change in fair value of $0.2 million as other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss).

(14)	Warrants
Series B Warrants (Converted to Common Stock Warrants)
In February 2016, the Company issued a warrant to purchase 5,054 shares of Series B preferred stock (the “Series B warrant”) in connection with the 2016 Credit Facility. The Series B warrant is immediately exercisable at an exercise price of $4.30 per share and has an expiration date of February 2026. The fair value of the Series B warrant, as determined in accordance with the methodology described in Note 10 – Fair Value Measurements, was less than $0.1 million as of December 31, 2022 and December 31, 2021, respectively. The relative fair value of the Series B warrant at issuance was recorded into debt issuance costs and other non-current liabilities on the accompanying consolidated balance sheets, and changes in fair value have been recorded in other income (expense), net on the accompanying consolidated statements of operations and comprehensive loss for the years ended December 31, 2022, 2021 and 2020.
Series C Warrants (Converted to Common Stock Warrants)
In July 2016, the Company issued a warrant to purchase 148,477 shares of Series C preferred stock (the “Series C warrant”) in connection with the Series C financing. The Series C warrant agreement also provided for an additional number of Series C shares calculated on a monthly basis commencing on June 2016 based on the principal balance outstanding of the notes payable outstanding. The maximum number of shares exercisable under the Series C warrant agreement is 482,969 shares of Series C preferred stock. The Series C warrant was immediately exercisable at an exercise price of $1.00 per share and has an expiration date of July 2026. The fair value of the Series C warrant, as determined in accordance with the methodology described in Note 10 – Fair Value Measurements, was $6.3 million and $1.1 million as of December 31, 2022 and December 31, 2021, respectively. The relative fair value of the Series C warrant at issuance as recorded as Series C preferred stock issuance costs and other non-current liabilities on the accompanying consolidated balance sheets, and changes in fair value have been recorded in other income (expense), net on the accompanying consolidated statements of operations and comprehensive loss for the years ended December 31, 2022, 2021 and 2020.
Series C-1 Warrants (Converted to Common Stock Warrants)
In January 2020, the Company issued a warrant to purchase 173,067 shares of common stock in conjunction with the Series
C-1
preferred stock financing. The warrant is immediately exercisable at an exercise price of $0.01 per share and has an expiration date of January 2030. The warrant remains outstanding as of December 31, 2022. At issuance, the relative fair value of the warrant was determined to be $0.1 million using the Black-Scholes model, which was recorded within additional paid-in
capital on the consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
SVB Common Stock Warrants
In May and August 2021, the Company issued warrants to purchase 2,472 and 2,525 shares of common stock, respectively, in conjunction with the Fifth and Sixth Amendments to the Loan and Security Agreement with Silicon Valley Bank. The warrants are immediately exercisable at exercise prices of $0.38 and $0.62 per share, respectively, and have expiration dates in 2033. The warrants remain outstanding as of December 31, 2022. At issuance, the relative fair value of the warrants were determined to be less than $0.1 million in aggregate using the Black-Scholes model, which was recorded within additional paid-in-capital
on the accompanying consolidated balance sheets. The warrants are not remeasured in future periods as they meet the conditions for equity classification.
Promissory Notes Common Stock Warrants
In October 2021, the Company issued a warrant to purchase 24,148 shares of common stock in conjunction with the issuance of a short-term promissory note. The warrant is immediately exercisable at an exercise price of $0.01 per share and has an expiration date of October 2031. The warrant remains outstanding as of December 31, 2022. At issuance, the relative fair value of the warrant was determined to be less than $0.1 million using the Black-Scholes model, which was recorded within additional paid-in
capital on the consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
Carlyle Warrants
In February 2022, as part of a debt financing from CRSEF Solis Holdings, LLC (“Carlyle”) (refer to Note 13 – Borrowing Arrangements), the Company issued a warrant to purchase 2,887,643 shares of common stock in conjunction with the redeemable investment in CS Solis. The warrant contains two tranches, the first of which is immediately exercisable for 1,995,870 shares. The second tranche, which was determined to be a separate unit of account, was exercisable upon a subsequent investment from Carlyle in CS Solis. No subsequent investment was made and investment period expired on December 31, 2022 and the second tranche of warrants expired prior to becoming exercisable. The vested warrant has an exercise price of $0.01 per share and has an expiration date of February 2029. The warrant remains outstanding as of December 31, 2022. At issuance, the relative fair value of the warrant was determined to be $3.4 million using the Black-Scholes model, which was recorded within additional paid-in
capital and as a discount on the long-term debt in CS Solis on the consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
Series D-7 Warrants (Converted to Common Stock Warrants)
In November 2022, the company issued warrants to purchase 656,630 shares of Series D-7 preferred stock (the “Series D-7 warrants”) in conjunction with the merger agreement with Solaria. The warrant contains two tranches. The first tranche of 518,752 shares of Series D-7 preferred stock is exercisable at an exercise price of $2.50 per share upon consummation of a deSPAC transaction, or at an exercise price of $2.04 per share upon remaining private and has an expiration date of April 2024. The second tranche of 137,878 shares of Series D-7 preferred stock is exercisable at an exercise price of $
5.00
per share upon consummation of a deSPAC transaction, or at an exercise price of $
4.09
per share upon remaining private and has an expiration date of April 2024. The warrants remain outstanding as of December 31, 2022. The fair value of the Series D-7 warrants, as determined in accordance with the methodology described in Note 10 – Fair Value Measurements, was $
7.8
million as of December 31, 2022. All of the Series B, Series C, and Series D preferred stock warrants remained outstanding as of December 31, 2022 and December 31, 2021.
November 2022 Common Stock Warrants
In November 2022, the Company issued a warrant to a third-party service provider to purchase 38,136 shares of common stock in conjunction with the Business Combination. The warrant is immediately exercisable at an exercise price of $8.00 per share and has an expiration date of April 2024. The warrant remains outstanding as of December 31, 2022. At issuance, the relative fair value of the warrant was determined to be $0.1 million using the Black-Scholes model, which was recorded within additional paid-in
capital on the consolidated balance sheets. The warrant is not remeasured in future periods as it meets the conditions for equity classification.
The following assumptions were used to calculate the fair value of the common stock warrants issued:

	Years Ended December 31,
	2022	2021
Expected term	1.5 - 7.0 years	10.0 - 12.0 years
Expected volatility	73.0 - 78.5%	73.0%
Risk-free interest rate	1.9 - 4.7%	1.3% - 1.7%
Expected dividends	0.0%	0.0%